Acquisitions (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Business Combinations [Abstract]
Schedule of preliminary analysis for the Goedeker asset purchase
Purchase consideration at final fair value:
Note payable, net of $462,102 debt discount and $215,500 of capitalized financing costs	$3,422,398
Contingent note payable	81,494
Non-controlling interest	979,523
Amount of consideration	$4,483,415

Assets acquired and liabilities assumed at fair value
Accounts receivable	$334,446
Inventories	1,851,251
Working capital adjustment receivable and other assets	1,104,863
Property and equipment	216,286
Customer related intangibles	749,000
Marketing related intangibles	1,368,000
Accounts payable and accrued expenses	(3,929,876)
Customer deposits	(2,308,307)
Net tangible assets acquired (liabilities assumed)	$(614,337)

Total net assets acquired (liabilities assumed)	$(614,337)
Consideration paid	4,483,415
Goodwill	$5,097,752

Provisional Purchase Consideration at preliminary fair value:
Note payable, net of $462,102 debt discount and $215,500 of capitalized financing costs	$3,422,398
Contingent note payable	81,494
Non-controlling interest	979,523
Amount of consideration	$4,483,415
Assets acquired and liabilities assumed at preliminary fair value
Cash	$-
Accounts receivable	456,182
Inventories	1,851,251
Working capital adjustment receivable and other assets	1,104,863
Property and equipment	216,286
Customer related intangibles	749,000
Marketing related intangibles	1,368,000
Accounts payable and accrued expenses	(3,929,876)
Customer deposits	(2,308,307)
Other liabilities	-
Net tangible assets acquired (liabilities assumed)	$(492,601)

Total net assets acquired (liabilities assumed)	$(492,601)
Consideration paid	4,483,415
Preliminary Goodwill	$4,976,016

Schedule of preliminary analysis for the Asien's purchase
Provisional Purchase Consideration at preliminary fair value:
Common stock	$1,037,500
Notes payable	855,000
Cash	233,000
Amount of consideration	$2,125,500

Assets acquired and liabilities assumed at preliminary fair value
Cash	$1,501,285
Accounts receivable	235,746
Inventories	1,457,489
Other current assets	41,427
Property and equipment	157,052
Accounts payable and accrued expenses	(280,752)
Customer deposits	(2,405,703)
Notes payable	(509,272)
Deferred tax liability	(35,000)
Net tangible assets acquired	$162,272

Total net assets acquired	$162,272
Consideration paid	2,125,500
Preliminary goodwill	$1,963,228

	For the Six Months Ended June 30,
	2020	2019
Revenues, net	$33,759,878	$19,360,577
Net loss allocable to common shareholders	$(4,353,514)	$(759,928)
Net loss per share	$(1.26)	$(0.22)
Weighted average number of shares outstanding	3,460,158	3,530,625

	For the Years Ended December 31,
	2019	2018
Revenues, net	$53,995,037	$63,641,807
Net income (loss) allocable to common shareholders	$(3,189,209)	$1,010,018
Net loss per share	$(1.01)	$0.32
Weighted average number of shares outstanding	3,165,625	3,165,625